BANK LOAN (Schedule of Bank Loan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of bank loan [Abstract]
Balance, April 1	$ 4,475
Addition		4,527
Interest accrued	45	152
Interest paid	(50)	(144)
Principal repayment	(4,369)
Foreign exchange impact	(101)	(60)
Balance, March 31		$ 4,475